Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues	$ 33,372	$ 21,698	$ 48,310	$ 28,647	$ 107,518	$ 76,434	$ 174,235
Cost of revenues	(40,146)	(18,144)	(56,321)	(23,875)	(90,378)	(76,665)	(153,386)
Gross profit/(loss)	(6,774)	3,554	(8,011)	4,772	17,140	(231)	20,849
Operating expenses:
General and administrative expenses	(6,178)	(3,760)	(10,752)	(7,949)	(18,849)	(15,166)	(34,229)
Research and development expenses	(5,895)	(4,242)	(9,681)	(7,960)	(16,637)	(25,995)	(32,448)
Selling and marketing expenses	(3,706)	(2,686)	(6,862)	(6,008)	(13,761)	(15,712)	(13,398)
Total operating expenses	(15,779)	(10,688)	(27,295)	(21,917)	(49,247)	(56,873)	(80,075)
Subsidy income	213	650	2,131	841	3,000	3,243	9,538
Loss from operations	(22,340)	(6,484)	(33,175)	(16,304)	(29,107)	(53,861)	(49,688)
Other income and expenses:
Interest income	111	125	207	436	571	884	2,007
Interest expense	(1,537)	(1,357)	(3,383)	(2,837)	(5,738)	(6,352)	(3,979)
Loss on changes in fair value of convertible notes	(3,243)		(6,843)
Other (expense)/income, net	49	(4)	44	(5)	650	(145)	(2,606)
Loss before provision for income taxes	(26,960)	(7,720)	(43,150)	(18,710)	(33,624)	(59,474)	(54,266)
Income tax expense	(109)	(137)	(218)	(275)	(1)	(189)	(6,425)
Net loss	(27,069)	(7,857)	(43,368)	(18,985)	(33,625)	(59,663)	(60,691)
Less: Net loss attributable to noncontrolling interest						(2,123)	(5,799)
Net loss attributable to Microvast, Inc.	(27,069)	(7,857)	(43,368)	(18,985)	(33,625)	(57,540)	(54,892)
Less: Accretion of Series A1/C1 Preferred					3,897	4,102	10,025
Less: Accretion of Series B1/C2 Preferred					8,866	7,948	8,391
Less: Accretion of Series EEL/D1 Preferred					18,648	30,839	13,223
Less: Accretion of Series C1 Preferred	1,003	974	2,006	1,948
Less: Accretion of Series C2 Preferred	2,281	2,217	4,562	4,434
Less: Accretion of Series D1 Preferred	4,759	4,662	9,518	9,324
Less: Accretion for noncontrolling interests	4,036	3,961	8,007	7,922	15,927	15,050	13,502
Net loss attributable to ordinary shareholders of Microvast, Inc.	$ (39,148)	$ (19,671)	$ (67,461)	$ (42,613)	$ (80,963)	$ (115,479)	$ (100,033)
Net loss per share attributable to ordinary shareholders of Microvast, Inc.
Basic and diluted (in Dollars per share)	$ (63.36)	$ (31.84)	$ (109.18)	$ (68.97)	$ (131.03)	$ (186.90)	$ (161.90)
Weighted average shares used in calculating net loss per ordinary share
Basic and diluted (in Shares)	617,880	617,880	617,880	617,880	617,880	617,880	617,880